Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Statement of Financial Position [Abstract]
Accounts receivable, net of allowance for doubtful accounts	$ 218	$ 175
Redeemable convertible preferred stock, par value	$ 0.001	$ 0.001
Redeemable convertible preferred stock, shares authorized	25,000,000	58,589,000
Redeemable convertible preferred stock, shares designated	0	58,589,000
Redeemable convertible preferred stock, shares issued	0	58,589,000
Redeemable convertible preferred stock, shares outstanding	0	58,589,000
Redeemable convertible preferred stock, liquidation value	0	97,407
Redeemable convertible preferred stock, redemption value	$ 0	$ 97,407
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	500,000,000	100,000,000
Common stock, shares issued	31,431,000	5,301,000
Common stock, shares outstanding	31,431,000	5,301,000